Financial Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity	$ 583,397,000	$ 651,670,000	$ 527,305,000
Transfers between levels of fair value hierarchy	0	0
Cash and cash equivalents	5,892,000	12,539,000	$ 21,434,000
Recurring fair value measurement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 60,180,000	$ 78,882,000
Currency Risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Monetary assets and liabilities currency risk percentage change	10.00%
Monetary assets and liabilities currency risk changes increase (decrease) in net income	$ 1,300,000
Monetary assets and liabilities currency risk changes increase (decrease) in other comprehensive income	$ 2,300,000
Other Price Risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long term investments percentage change threshold	10.00%
Long term investments fair value increase (decrease) potential in profit (loss)	$ 800,000
Long term investments fair value increase (decrease) potential in other comprehensive income (loss)	$ 3,300,000